Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Derivative, Fair Value, Net [Abstract]
Fair Value Measurements - Recurring Measurements (Table)
	Significant Other Observable Inputs (Level 2)
Recurring measurements:	June 30, 2022	December 31, 2021
Loan	$543,000	$567,000
Interest rate swaps	$29,449	$8,824